Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 8,906	$ (210,660)	$ 249,826
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	7,200	7,200	7,200
Impairment loss			87,338
Equity in (income) losses of Local Limited Partnerships	(38,184)	(37,676)	(20,687)
(Increase) decrease in prepaid expenses		28,130	(28,130)
Increase in other assets	(17,775)
Increase (decrease) in accounts payable		(920)	920
Increase (decrease) in accrued fees and expenses due to General Partner and affiliates	46,335	72,500	(179,795)
Gain on sale of Local Limited Partnerships	(16,953)		(382,388)
Net cash provided by (used in) operating activities	(10,471)	(141,426)	(265,716)
Cash flows from investing activities:
Contributions to Local Limited Partnerships			(5,500)
Distributions from Local Limited Partnerships	9,851	7,927	17,138
Advances to Local Limited Partnerships	(2,088)	(180,395)
Write off of advances to Local Limited Partnerships	2,088	180,395
Prepaid disposition proceeds	260,000
Net proceeds from sale of Local Limited Partnerships	16,953		382,388
Net cash provided by investing activities	286,804	7,927	394,026
Net increase (decrease) in cash	276,333	(133,499)	128,310
Cash, beginning of year	20,488	153,987	25,677
Cash, end of year	296,821	20,488	153,987
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Taxes paid	800	800	800
NON-CASH INVESTING AND FINANCING ACTIVITIES
Advances made to the Partnership by the General partner in prior years were converted to General Partner equity	$ 55,483